Operating Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 471
2015	473
2016	487
2017	82
Total	$ 1,513